Leases (Rent Expense Detail) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Leases [Abstract]
Straight-lined minimum rent	$ 92,917	$ 90,574	$ 88,773
Contingent rent	4,774	4,737	3,637
Other	9,998	9,817	9,296
Total rent expense	$ 107,689	$ 105,128	$ 101,706